Note 23 - Other Reserves (Tables)	3 Months Ended
Jun. 30, 2019
Statement Line Items [Line Items]
Other reserves [Text Block]	<table style="margin-right: 10%; font-size: 10pt; font-family: "Times New Roman", Times, serif; text-indent: 0px; margin-left: 36pt; min-; min-width: 700px;" cellspacing="0" cellpadding="0" border="0"> <tr style="vertical-align: bottom;"> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt; border-top: 1px solid rgb(0, 0, 0); border-left: 1px solid rgb(0, 0, 0); border-right: 1px solid rgb(0, 0, 0);"> </td> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt; border-top: 1px solid rgb(0, 0, 0);"> </td> <td colspan="2" style="text-align: right; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; border-top: 1px solid rgb(0, 0, 0);"> As at June 30 </td> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt; border-top: 1px solid rgb(0, 0, 0); border-right: 1px solid rgb(0, 0, 0);"> </td> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0); border-top: 1px solid rgb(0, 0, 0);"> </td> <td colspan="10" style="text-align: center; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; border-bottom: 1px solid rgb(0, 0, 0); border-top: 1px solid rgb(0, 0, 0);"> As at March 31 </td> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0); border-top: 1px solid rgb(0, 0, 0); border-right: 1px solid rgb(0, 0, 0);"> </td> </tr> <tr style="vertical-align: bottom;"> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0); width: 44%; border-left: 1px solid rgb(0, 0, 0); border-right: 1px solid rgb(0, 0, 0);"> (US dollars in thousands) </td> <td style="border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td colspan="2" style="text-align: right; border-bottom: 1px solid rgb(0, 0, 0);"> 2019 </td> <td style="border-bottom: 1px solid rgb(0, 0, 0); border-right: 1px solid rgb(0, 0, 0);"> </td> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td colspan="2" style="text-align: right; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; border-bottom: 1px solid rgb(0, 0, 0);"> 2019 </td> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0); border-right: 1px solid rgb(0, 0, 0);"> </td> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td colspan="2" style="text-align: right; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; border-bottom: 1px solid rgb(0, 0, 0);"> 2018 </td> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0); border-right: 1px solid rgb(0, 0, 0);"> </td> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td colspan="2" style="text-align: right; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; border-bottom: 1px solid rgb(0, 0, 0);"> 2017 </td> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0); border-right: 1px solid rgb(0, 0, 0);"> </td> </tr> <tr style="vertical-align: bottom;"> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0); border-left: 1px solid rgb(0, 0, 0); border-right: 1px solid rgb(0, 0, 0);"> Equity instruments </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="width: 11%; text-align: right; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; border-bottom: 1px solid rgb(0, 0, 0);"> 26,087 </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0); margin-left: 0pt; border-right: 1px solid rgb(0, 0, 0);" nowrap="nowrap"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="width: 11%; text-align: right; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; border-bottom: 1px solid rgb(0, 0, 0);"> 26,090 </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0); margin-left: 0pt; border-right: 1px solid rgb(0, 0, 0);" nowrap="nowrap"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="width: 11%; text-align: right; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; border-bottom: 1px solid rgb(0, 0, 0);"> 25,072 </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0); margin-left: 0pt; border-right: 1px solid rgb(0, 0, 0);" nowrap="nowrap"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="width: 11%; text-align: right; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; border-bottom: 1px solid rgb(0, 0, 0);"> 25,072 </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0); margin-left: 0pt; border-right: 1px solid rgb(0, 0, 0);" nowrap="nowrap"> </td> </tr> <tr style="vertical-align: bottom;"> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0); border-left: 1px solid rgb(0, 0, 0); border-right: 1px solid rgb(0, 0, 0);"> Share option reserve </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="width: 11%; text-align: right; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; border-bottom: 1px solid rgb(0, 0, 0);"> 3,713 </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0); margin-left: 0pt; border-right: 1px solid rgb(0, 0, 0);" nowrap="nowrap"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="width: 11%; text-align: right; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; border-bottom: 1px solid rgb(0, 0, 0);"> 3,713 </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0); margin-left: 0pt; border-right: 1px solid rgb(0, 0, 0);" nowrap="nowrap"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="width: 11%; text-align: right; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; border-bottom: 1px solid rgb(0, 0, 0);"> 3,713 </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0); margin-left: 0pt; border-right: 1px solid rgb(0, 0, 0);" nowrap="nowrap"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="width: 11%; text-align: right; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; border-bottom: 1px solid rgb(0, 0, 0);"> 3,713 </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0); margin-left: 0pt; border-right: 1px solid rgb(0, 0, 0);" nowrap="nowrap"> </td> </tr> <tr style="vertical-align: bottom;"> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0); border-left: 1px solid rgb(0, 0, 0); border-right: 1px solid rgb(0, 0, 0);"> Capital raising costs </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="width: 11%; text-align: right; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; border-bottom: 1px solid rgb(0, 0, 0);"> (9,722 </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; border-bottom: 1px solid rgb(0, 0, 0); border-right: 1px solid rgb(0, 0, 0);" nowrap="nowrap"> ) </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="width: 11%; text-align: right; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; border-bottom: 1px solid rgb(0, 0, 0);"> (9,722 </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; border-bottom: 1px solid rgb(0, 0, 0); border-right: 1px solid rgb(0, 0, 0);" nowrap="nowrap"> ) </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="width: 11%; text-align: right; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; border-bottom: 1px solid rgb(0, 0, 0);"> (9,722 </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; border-bottom: 1px solid rgb(0, 0, 0); border-right: 1px solid rgb(0, 0, 0);" nowrap="nowrap"> ) </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="width: 11%; text-align: right; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; border-bottom: 1px solid rgb(0, 0, 0);"> (9,722 </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; border-bottom: 1px solid rgb(0, 0, 0); border-right: 1px solid rgb(0, 0, 0);" nowrap="nowrap"> ) </td> </tr> <tr style="vertical-align: bottom;"> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0); border-left: 1px solid rgb(0, 0, 0); border-right: 1px solid rgb(0, 0, 0);"> Treasury shares </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="width: 11%; text-align: right; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; border-bottom: 1px solid rgb(0, 0, 0);"> (13 </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; border-bottom: 1px solid rgb(0, 0, 0); border-right: 1px solid rgb(0, 0, 0);" nowrap="nowrap"> ) </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="width: 11%; text-align: right; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; border-bottom: 1px solid rgb(0, 0, 0);"> (246 </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; border-bottom: 1px solid rgb(0, 0, 0); border-right: 1px solid rgb(0, 0, 0);" nowrap="nowrap"> ) </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="width: 11%; text-align: right; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; border-bottom: 1px solid rgb(0, 0, 0);"> (592 </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; border-bottom: 1px solid rgb(0, 0, 0); border-right: 1px solid rgb(0, 0, 0);" nowrap="nowrap"> ) </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="width: 11%; text-align: right; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; border-bottom: 1px solid rgb(0, 0, 0);"> (592 </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; border-bottom: 1px solid rgb(0, 0, 0); border-right: 1px solid rgb(0, 0, 0);" nowrap="nowrap"> ) </td> </tr> <tr style="vertical-align: bottom;"> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0); border-left: 1px solid rgb(0, 0, 0); border-right: 1px solid rgb(0, 0, 0);"> Foreign exchange </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="width: 11%; text-align: right; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; border-bottom: 1px solid rgb(0, 0, 0);"> 11 </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0); margin-left: 0pt; border-right: 1px solid rgb(0, 0, 0);" nowrap="nowrap"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="width: 11%; text-align: right; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; border-bottom: 1px solid rgb(0, 0, 0);"> 11 </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0); margin-left: 0pt; border-right: 1px solid rgb(0, 0, 0);" nowrap="nowrap"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="width: 11%; text-align: right; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; border-bottom: 1px solid rgb(0, 0, 0);"> (88 </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; border-bottom: 1px solid rgb(0, 0, 0); border-right: 1px solid rgb(0, 0, 0);" nowrap="nowrap"> ) </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="width: 11%; text-align: right; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; border-bottom: 1px solid rgb(0, 0, 0);"> (142 </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; border-bottom: 1px solid rgb(0, 0, 0); border-right: 1px solid rgb(0, 0, 0);" nowrap="nowrap"> ) </td> </tr> <tr style="vertical-align: bottom;"> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0); border-left: 1px solid rgb(0, 0, 0); border-right: 1px solid rgb(0, 0, 0);"> Total </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="width: 11%; text-align: right; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; border-bottom: 1px solid rgb(0, 0, 0);"> 20,076 </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0); margin-left: 0pt; border-right: 1px solid rgb(0, 0, 0);" nowrap="nowrap"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="width: 11%; text-align: right; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; border-bottom: 1px solid rgb(0, 0, 0);"> 19,846 </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0); margin-left: 0pt; border-right: 1px solid rgb(0, 0, 0);" nowrap="nowrap"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="width: 11%; text-align: right; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; border-bottom: 1px solid rgb(0, 0, 0);"> 18,383 </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0); margin-left: 0pt; border-right: 1px solid rgb(0, 0, 0);" nowrap="nowrap"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="width: 11%; text-align: right; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; border-bottom: 1px solid rgb(0, 0, 0);"> 18,329 </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0); margin-left: 0pt; border-right: 1px solid rgb(0, 0, 0);" nowrap="nowrap"> </td> </tr> </table>